INCOME TAX - Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (1,880)	$ (7,013)
Foreign	(2,142)	(743)
Loss before income taxes	$ (4,022)	$ (7,756)
Statutory tax rate in Israel	23.00%	23.00%
Theoretical tax benefit	$ (925)	$ (1,784)
Changes in valuation allowance	943	1,185
Changes in foreign currency exchange rate and other differences	576	481
Non-deductible expenses and other differences	(594)	(181)
Actual income tax expense (benefit)	$ 0	$ (299)